Intangible Assets	12 Months Ended
Jan. 31, 2020
Nature of Operations and Going Concern
8. Intangible Assets

Cost	BiPhasix License $	Thrudermic Non-Patented Technology $	RTIC Patents $	Total $

Balance, February 1, 2018	319,174	–	–	319,174
Exchange agreements (Notes 4(a) and 4(b))	–	830,000	8,008,411	8,838,411
Effect of foreign exchange rate changes	–	–	128,866	128,866

Balance, January 31, 2019	319,174	830,000	8,137,277	9,286,451
Impairment	–	–	(8,202,900)	(8,202,900)
Effect of foreign exchange rate changes	–	–	65,623	65,623

Balance, January 31, 2020	319,174	830,000	–	1,149,174

Accumulated Amortization and Impairment Losses

Balance, February 1, 2018	30,825	–	–	30,825
Amortization	79,793	74,325	745,398	899,516
Effect of foreign exchange rate changes	–	–	6,288	6,288

Balance, January 31, 2019	110,618	74,325	751,686	936,629
Amortization	80,173	83,000	820,290	983,463
Impairment	–	–	(1,577,654)	(1,577,654)
Effect of foreign exchange rate changes	–	–	5,678	5,678

Balance, January 31, 2020	190,791	157,325	–	348,116

Net book value, January 31, 2020	128,383	672,675	–	801,058
Net book value, January 31, 2019	208,556	755,675	7,385,591	8,349,822
Net book value, February 1, 2018	288,349	–	–	288,349

The Company performed an assessment to determine if there were any indications of impairment of its intangible assets and concluded that factors indicated impairment within its RTIC Patents. With the assignment of Pivot Naturals (Notes 5 and 25(a)), the Company exited the cannabis industry in California. As a result of the exit, the Company has reduced its expectations of cash flows from the use of the RTIC Patents. The Company recorded an impairment loss on its RTIC Patents (Note 4(b)) of $6,625,246.

Weighted average life remaining on intangible assets is 7.1 years.

BiPhasix License

On September 12, 2017, the Company entered into a licensing agreement with Altum Pharmaceuticals Inc. (“Altum”), a party related, at that date, by way of common officers (Note 17), whereby the Company acquired worldwide rights to the BiPhasix™ transdermal drug delivery technology for the development and commercialization of cannabinoids, cannabidiol and tetrahydrocannabinol products. Consideration included:

1)	Issuance of 2,500,000 common shares on September 12, 2017 valued at $319,174, which was recorded as an intangible asset with a corresponding credit to common shares;

2)	Issuance of 2,500,000 common shares of the Company upon Health Canada Natural Product Number approval (not yet issued as of the date of this report);

3)	Royalties on annual gross sales; and

4)

For pharmaceutical products, milestone payments payable upon first Investigative New Drug Approval, upon positive outcome of Phase II trial in first indication, and upon New Drug Application approval. As of January 31, 2020, no milestones have been achieved.